Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Acquisitions
Acquisitions

4.  Acquisitions

ITC^DeltaCom

On December 8, 2010, EarthLink acquired ITC^DeltaCom, Inc. (“ITC^DeltaCom”), a provider of integrated communications services to customers in the southeastern U.S., at a price of $3.00 per share. EarthLink acquired 100% of ITC^DeltaCom in a merger transaction with ITC^DeltaCom surviving as a wholly-owned subsidiary of EarthLink. EarthLink believes the acquisition will enable the Company to become an IP infrastructure and managed services provider by combining its existing business services with ITC^DeltaCom’s integrated communications business. EarthLink has included the financial results of ITC^DeltaCom in its consolidated financial statements from the date of acquisition. The amount of ITC^DeltaCom’s revenue and net loss included in EarthLink’s Condensed Consolidated Statement of Operations for the three months ended March 31, 2011 was $109.8 million and $10.9 million, respectively.

The fair value of consideration transferred was $253.8 million, which consisted of $251.4 million in cash paid to acquire the outstanding common stock of ITC^DeltaCom and $2.3 million for the fair value of restricted stock units assumed and converted. In allocating the consideration transferred based on estimated fair values, EarthLink recorded $170.1 million of goodwill, $131.2 million of identifiable intangible assets, $200.5 million of property and equipment, $351.2 million of long-term debt and $103.2 million of other net assets. The Company allocated the consideration transferred to the tangible assets, liabilities and intangible assets acquired based on their estimated fair values. The excess of the consideration transferred over those fair values was recorded as goodwill.

During the three months ended March 31, 2011, the Company finalized certain provisional amounts recognized at the acquisition date related to deferred taxes. The Company retrospectively adjusted the provisional amounts recorded at the acquisition date to reflect the new information obtained. As a result, the carrying amount of deferred tax assets was increased by $18.8 million as of December 31, 2010, with a corresponding decrease to goodwill.  The Condensed Consolidated Balance Sheet as of December 31, 2010 and the allocation of consideration transferred noted above have been reflected for this adjustment. The primary areas of the purchase price allocation that are not yet finalized relate to additional income tax estimates.

One Communications

On April 1, 2011, EarthLink completed its acquisition of One Communications Corp. (“One Communications”), a privately-held, multi-regional integrated telecommunications solutions provider serving customers in the Northeast, Mid-Atlantic and Upper Midwest. EarthLink acquired 100% of One Communications in a merger transaction with One Communications surviving as an indirect wholly-owned subsidiary of EarthLink. One Communications stockholders had the right to elect to receive the net merger consideration in the form of cash or EarthLink common stock. EarthLink believes the acquisition will further transform the Company into an IP infrastructure and managed services provider by expanding its IP network footprint. EarthLink also believes the acquisition will provide strategic benefits due to acquiring a large established customer base that generates cash. The results of operations of One Communications will be included in EarthLink’s consolidated results of operations beginning April 1, 2011.

Pursuant to the terms of the merger agreement, the aggregate merger consideration for One Communications was $370.0 million, which included repayment of net indebtedness of approximately $282.1 million and $40.6 million of other liabilities and certain working capital and other adjustments as provided in the merger agreement. In addition, $21.0 million of the aggregate merger consideration was deposited in an escrow account to secure potential post-closing adjustments to the aggregate consideration relating to working capital and other similar adjustments, indemnification obligations and post-closing One Communications employment-related obligations.

The resulting preliminary fair value of consideration transferred was $47.4 million, which consisted of $23.8 million in cash paid to acquire the outstanding common stock of One Communications and $23.6 million for the issuance of 3.0 million shares of EarthLink common stock. The assets acquired and liabilities assumed of One Communications will be recognized at their acquisition date fair values.  The allocation of the consideration transferred to the assets acquired and liabilities assumed of One Communications (and the related estimated lives of depreciable tangible and identifiable intangible assets) will require a significant amount of judgment.  Such allocation of the purchase price is subject to finalization and will be determined taking into account analysis by an independent valuation firm, which is expected to be complete in the second quarter of 2011.

The following is a preliminary allocation of the consideration transferred based on currently available information.  Such final identification of all the intangible assets acquired and the purchase price allocation may be significantly different than that reflected below (dollars in thousands).

Acquired Assets:
Cash and cash equivalents	$11,158
Property and equipment	150,805
Goodwill	156,573
Intangible assets	149,500
Other assets	86,537
Total assets	554,573

Assumed Liabilities:
Debt	(266,275)
Deferred revenue	(19,145)
Deferred tax liability, net	(54,911)
Other liabilities	(166,815)
Total liabilities	(507,146)
Total consideration	$47,427

Goodwill arising from the acquisition is attributable to the assembled workforce and expected synergies and economies of scale from combining the operations of EarthLink and One Communications. All of the goodwill will be assigned to the Company’s Business Services segment. The goodwill is not expected to be deductible for income tax purposes.

Included in other assets is accounts receivable with a preliminary estimate of fair value of $55.2 million and a gross contractual value of $64.1 million. The difference represents the Company's best estimate of the contractual cash flows that will not be collected. Also included in other assets is $7.5 million of escrow funds that the Company estimates will be used to fund certain post-closing employment-related obligations of the Company on the terms provided in the escrow agreement.

The following table summarizes the preliminary components of intangible assets acquired in connection with the One Communications acquisition (in thousands):

	Fair Value	Useful Life
Customer relationships	$133,600	5 Years
Developed technology	12,000	5 Years
Trade name	3,900	3 Years
Total intangible assets	$149,500

STS Telecom

On March 2, 2011, EarthLink acquired Saturn Telecommunication Services Inc. and affiliates (“STS Telecom”), a privately-held provider of IP communication and information technology services to small and medium-sized businesses primarily in Florida. STS Telecom currently operates a sophisticated VoIP platform. EarthLink plans to leverage STS Telecom’s expertise in managed hosted VoIP on a nationwide basis as part of its Business Service offerings.

The total consideration transferred was $22.1 million, which consisted of cash paid to acquire the outstanding equity interests of STS Telecom. In allocating the purchase price based on estimated fair values, EarthLink recorded approximately $21.2 million of goodwill, $17.9 million of identifiable intangible assets, $2.8 million of tangible assets and $19.8 million of net liabilities assumed. The allocation of the consideration transferred was based upon a preliminary valuation and the Company’s estimates and assumptions are subject to change. The primary areas of the purchase price allocation that are not yet finalized relate to certain working capital adjustments as well as income and non-income based taxes. EarthLink has included the financial results of STS Telecom in its consolidated financial statements from the date of acquisition. Pro forma financial information for STS Telecom has not been presented, as the effects were not material to the Company’s consolidated financial statements.

Pro Forma Financial Information

The following unaudited pro forma revenue and earnings assumes the acquisitions of ITC^DeltaCom and One Communications occurred on January 1, 2010:

	Three Months Ended March 31,
	2010	2011
	(in thousands)
Total revenues	$418,780	$375,794
Net income	19,944	17,976

3.                                      Acquisitions

Acquisition of ITC^DeltaCom

On December 8, 2010, EarthLink completed its acquisition of ITC^DeltaCom, a provider of integrated communications services to customers in the southeastern U.S., for $3.00 per share and the assumption of debt. Under the terms of the merger agreement, EarthLink acquired 100% of ITC^DeltaCom in a merger transaction with ITC^DeltaCom surviving as a wholly-owned subsidiary of EarthLink. The acquisition will enable EarthLink to become an IP infrastructure and managed services provider by combining its existing business services with ITC^Deltacom’s integrated communications business.

The following table summarizes the preliminary fair value of consideration transferred to acquire ITC^DeltaCom (in thousands):

Acquisition of approximately 83.8 million shares of outstanding common stock of ITC^DeltaCom at $3.00 per share in cash	$251,489
Estimated fair value of retricted stock units assumed and converted	2,275
Total estimated consideration	$253,764

The Company allocated the total estimated consideration to the tangible assets and intangible assets acquired and liabilities assumed based on their estimated fair values. The excess of the purchase price over those fair values was recorded as goodwill. The following table summarizes the preliminary amounts of identified assets acquired and liabilities assumed recognized at the acquisition date (in thousands):

Acquired Assets:
Cash and cash equivalents	$59,237
Property and equipment	200,546
Goodwill	170,126
Intangible assets	131,200
Deferred tax assets, net	85,295
Other assets*	59,365
Total assets	705,769
Assumed Liabilities:
Senior secured notes due 2016	(351,520)
Deferred revenue	(17,905)
Other liabilities	(82,580)
Total liabilities	(452,005)
Total consideration	$253,764

*                                         Includes a fair value of $39.7 million assigned to accounts receivable which had a gross contractual value of $43.4 million as of December 8, 2010. The $3.7 million difference represents the Company’s best estimate of the contractual cash flows that will not be collected.

During the three months ended March 31, 2011, the Company finalized certain provisional amounts recognized at the acquisition date related to deferred taxes. The Company retrospectively adjusted the provisional amounts recorded at the acquisition date to reflect the new information obtained. As a result, the carrying amount of deferred tax assets was increased by $18.8 million as of December 31, 2010, with a corresponding decrease to goodwill.  The Consolidated Balance Sheet as of December 31, 2010 and the allocation of consideration transferred noted above have been reflected for this adjustment. The primary areas of the purchase price allocation that are not yet finalized relate to additional income tax estimates.

In connection with the merger, each ITC^DeltaCom stock option was cancelled in exchange for cash equal to the difference between the merger consideration and the exercise price, and certain ITC^DeltaCom restricted stock units were cancelled in exchange for cash equal to the merger consideration. Cash paid to settle stock-based awards attributable to precombination service was recorded as goodwill, and cash paid to settle stock-based awards attributable to postcombination service was recorded as operating expense in the postcombination statement of operations. A total of $14.8 million was paid to settle stock options and restricted stock units, of which $9.1 million was recorded as a liability assumed and $5.7 million was recorded as operating expense in the postcombination statement of operations.

Also in connection with the merger, certain ITC^DeltaCom restricted stock units were assumed and converted into EarthLink restricted stock units, determined by multiplying the number of shares of common stock subject to the ITC^DeltaCom restricted stock units by conversion ratio set forth in the merger agreement. Approximately 1.8 million ITC^DeltaCom restricted stock units were converted into 0.6 million EarthLink restricted stock units based on a conversion ratio of 0.33, which was calculated as the merger consideration of $3.00 divided by the average EarthLink stock price for 20 consecutive trading days ending on (and including) the second trading day immediately prior to the closing date. The fair value of the stock-based awards was determined based on the fair value of the underlying shares. The fair value of restricted stock units assumed and converted attributable to precombination services was included in the total consideration transferred, while the fair value of restricted stock units assumed and converted attributable to postcombination services will be recorded as operating expenses in the postcombination statement of operations on a straight-line basis over the remaining service periods. The total fair value of restricted stock units assumed and converted was $5.3 million, of which $2.3 million was included in the total consideration transferred and $3.0 million will be recorded as operating expense in the Consolidated Statement of Operations on a straight-line basis over the remaining service periods.

Goodwill arising from the acquisition is attributable to the assembled workforce and expected synergies and economies of scale from combining the operations of EarthLink and ITC^DeltaCom. All of the goodwill was assigned to the Company’s Business Services segment. The goodwill recognized is not expected to be deductible for income tax purposes.

The following table summarizes the components of intangible assets acquired in connection with the ITC^DeltaCom acquisition (in thousands):

	Fair Value	Useful Life
Customer relationships	$117,600	5 – 6 years
Developed technology	9,900	6 years
Trade name	3,700	3 years
Total intangible assets	$131,200

Customer relationships represent the fair values of the underlying relationships and agreements with ITC^DeltaCom’s customers. Developed technology represents the fair values of ITC^DeltaCom’s processes, patents and trade secrets related to the design and development of ITC^DeltaCom’s internally used software and technology. This proprietary know-how can be leveraged to develop new technology and improve EarthLink’s existing technologies. The trade name represents the fair values of brand and name recognition associated with ITC^DeltaCom’s services.

In connection with the acquisition, EarthLink assumed ITC^DeltaCom’s outstanding $325.0 million aggregate principal amount of 10.5% senior secured notes due 2016 (the “ITC^DeltaCom Notes”). The ITC^DeltaCom Notes were recorded at acquisition date fair value, which was based on publicly-quoted market prices. The resulting debt premium of $26.3 million is being amortized over the remaining life of the ITC^DeltaCom Notes. Under the related indenture, following the consummation of the merger, ITC^DeltaCom was required to offer to repurchase any or all of the ITC^DeltaCom Notes at 101% of their principal amount. The tender window was open from December 20, 1010 through January 18, 2011. As a result, approximately $0.2 million outstanding principal amount of the ITC^DeltaCom Notes was repurchased in January 2011. The remaining ITC^DeltaCom Notes remain outstanding as obligations of ITC^DeltaCom and its subsidiaries following the merger.

During the year ended December 31, 2010, EarthLink incurred $10.2 million of external costs directly related to EarthLink’s acquisition of ITC^DeltaCom, such as advisory, legal, accounting, valuation and other professional fees. These expenses are included in restructuring and acquisition- related costs in the Company’s Consolidated Statement of Operations for the year ended December 31, 2010.

The results of operations of ITC^DeltaCom have been included in EarthLink’s consolidated financial statements since the acquisition date. The amount of ITC^DeltaCom’s revenue and net loss included in EarthLink’s Consolidated Statement of Operations for the year ended December 31, 2010 was $26.6 million and $6.2 million, respectively. The following unaudited pro forma revenue and earnings of the combined entity assumes the acquisition occurred on January 1, 2009:

	Year Ended December 31,
	2009	2010
	(in thousands)
Total revenues	$1,193,053	$1,037,058
Net income	265,611	75,054

Pending Acquisitions

On December 20, 2010, EarthLink entered into an agreement to acquire One Communications Corp. (“One Communications”), a privately-held, multi- regional integrated telecommunications solutions provider in the United States. EarthLink will acquire One Communications in a transaction valued at $370 million. One Communications stockholders have the right to elect to receive the net merger consideration in the form of cash or EarthLink common stock. The acquisition will further transform EarthLink into an IP infrastructure and managed services provider by expanding its IP network footprint. Under the terms of the merger agreement, EarthLink will acquire 100% of One Communications in a merger transaction with One Communications surviving as a wholly-owned subsidiary of EarthLink. The completion of the acquisition is subject to customary closing conditions, including regulatory approvals, and is expected to close in the second quarter of 2011.

Also in December 2010, EarthLink entered into an agreement to acquire Saturn Telecommunication Services Inc. (“STS Telecom”), a privately-held provider of IP communication and information technology services to small and medium-sized businesses primarily in Florida, for approximately $28.0 million of cash. STS Telecom currently operates a sophisticated VoIP platform. EarthLink plans to leverage STS Telecom’s expertise in managed hosted VoIP on a nationwide basis as part of its Business Service offerings.